Taxes (Tables)	6 Months Ended
Jun. 30, 2026
Taxes [Abstract]
Schedule of Income Before Taxes by Geographic Area

The income before taxes by geographic area is as follows:

Loss before taxes:	For the Six Months Ended June 30, 2026	For the Six Months Ended June 30, 2025

China	$(1,384,896)	$(754,674)
Japan	(272,171)	1,184,949
USA	753,504	(26,085)
Germany	(122,381)	(26,310)
Cayman	(15,713,828)	(9,044,435)
Singapore	(92,269)	—
Total loss before taxes	$(16,832,041)	$(8,666,555)

Schedule of Components of the Income Tax Provision

The components of the income tax provision are as follows:

	For the Six Months Ended June 30, 2026	For the Six Months Ended June 30, 2025

Current income tax expense	$214,016	$256,389
Deferred income tax expense	(394,377)	(191,703)
Total (benefit) provision for income taxes	$(180,361)	$64,686

Schedule of Reconciles the PRC Statutory Rate

The following table reconciles the PRC statutory rate to the Company’s effective tax rate:

	For the Six Months Ended June 30, 2026	For the Six Months Ended June 30, 2025

PRC statutory tax rate	25%	25%
Effect of different tax jurisdiction	(23.4)%	(24.3)%
Non-deductible items*	(0.5)%	(1.4)%
Effective tax rate	1.1%	(0.7)%

*	Non-deductible items represent excess expenses and losses not deductible for PRC tax purpose.

Schedule of Deferred Tax Assets and Liabilities

The following table summarizes deferred tax assets and liabilities resulting from differences between financial accounting basis and tax basis of assets and liabilities:

	June 30, 2026	December 31, 2025

Deferred tax assets:
Allowance for credit losses	$448,038	$258,510
Net operating losses	646,305	426,337
Total deferred tax assets	$1,094,343	$684,847

Schedule of Taxes Payable

Taxes payable consists of the following:

	June 30, 2026	December 31, 2025

Income tax payable	$538,952	$399,156
VAT payable	628,806	482,587
Other taxes payable	—	2,951
Total taxes payable	$1,167,758	$884,694